FAIR VALUE MEASUREMENT (Schedule of Assumptions Used in Estimation of Fair Value) (Details)	12 Months Ended
Dec. 31, 2015
Assumptions used in estimation of the fair value [Abstract]
Volatility	16.60%
Expected life	1 year 3 months
Risk free interest rate	0.08%